Shareholder Report	12 Months Ended
Oct. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Capital Group Central Fund Series
Entity Central Index Key	0001757150
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2024
Capital Group Central Cash Fund - Class M
Shareholder Report [Line Items]
Fund Name	Capital Group Central Cash Fund
Class Name	Class M
Trading Symbol	CMQXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Capital Group Central Cash Fund (the "fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/CCF-M . You can also request this information by contacting us at (800) 421-4225.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/CCF-M
Expenses [Text Block]
What were the fund costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 0 *	0.00% †
*
Amount less than $1.
†
Amount less than .01%

Expenses Paid, Amount	$ 0	[1]
Expense Ratio, Percent	0.00%	[2]
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class M shares gained 5.48% for the year ended October 31, 2024. That result compares with a 5.45% gain for the USTREAS T-Bill Auction Ave 3 Mon.
What factors influenced results
The fund’s annualized seven-day yield, as calculated in accordance with the U.S. Securities and Exchange Commission (SEC) formula, was 4.87% as of October 31, 2024. As of October 31, 2024, the fund portfolio consisted of roughly 60% in U.S. Treasury bills and notes, more than 20% in agency securities and the remainder of less than 20% in repurchase agreements.
The yield on the three-month U.S. Treasury bill fell 92 basis points from 5.47% at the beginning of the fiscal year to 4.55% at the end of the fiscal year. During the same period, the U.S. Federal Reserve cut rates for the first time in four years in September 2024.
During the fiscal year ended October 31, 2024, the fund converted to a government money market fund (from an institutional prime money market fund). This requires that the fund invest at least 99.5% of its assets in cash, U.S. government securities, and/or repurchase agreements that are fully collateralized by such securities.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total
returns
	1 year	5 years	Since inception 1
Capital Group Central Cash Fund — Class M 2	5.48%	2.44%	2.44%
USTREAS T-Bill Auction Ave 3 Mon 3	5.45%	2.53%	2.52%
1
Class M shares were first offered on February 22, 2019.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Morningstar.

Performance Inception Date	Feb. 22, 2019
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Nov. 01, 2023
Net Assets	$ 114,500,000,000
Holdings Count | Holding	162
Advisory Fees Paid, Amount	$ 0
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 114,500
Total number of portfolio holdings	$ 162
Total advisory fees paid (in millions)	None

Holdings [Text Block]
Portfolio holdings by asset type
Short-term securities:
U.S. Treasury bills	56.74% )
Federal agency bills & notes	23.13% )
Repurchase agreements	16.99% )
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	5.09% )
Other assets less liabilities	(1.95) %
Total	100.00% )

Material Fund Change [Text Block]
Material f
un
d changes
This is a summary of certain changes to the fund since November 1, 2023. For more
complete information, you may
review
the fund’s next prospectus,
wh
ich we expect to be available by February 1, 2025 at
capitalgroup.com/CCF-M
or upon request at (800) 421-4225.
During the fiscal year ended October 31, 2024, the fund converted to a government money market fund (from an institutional prime money market fund) in response to the SEC's amendments to rule 2a-7. Following the conversion, the fund invested at least 99.5% of its assets in cash, U.S. government securities, and/or repurchase agreements that are fully collateralized by such securities.

Material Fund Change Strategies [Text Block]	During the fiscal year ended October 31, 2024, the fund converted to a government money market fund (from an institutional prime money market fund) in response to the SEC's amendments to rule 2a-7. Following the conversion, the fund invested at least 99.5% of its assets in cash, U.S. government securities, and/or repurchase agreements that are fully collateralized by such securities.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the fund since November 1, 2023. For more
complete information, you may
review
the fund’s next prospectus,
wh
ich we expect to be available by February 1, 2025 at
capitalgroup.com/CCF-M
or upon request at (800) 421-4225.

Updated Prospectus Phone Number	(800) 421-4225
Updated Prospectus Web Address	capitalgroup.com/CCF-M

[1]	Amount less than $1.
[2]	Amount less than .01%